UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-22083

Fidelity Central Investment Portfolios II LLC

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Nicole Macarchuk, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2025

Item 1.

Reports to Stockholders

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2025
Fidelity® International Credit Central Fund Fidelity® International Credit Central Fund

This semi-annual shareholder report contains information about Fidelity® International Credit Central Fund for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® International Credit Central Fund	$ 0 A	0.01%
A Amount represents less than $.50

Key Fund Statistics
(as of June 30, 2025)

KEY FACTS
Fund Size	$96,312,992
Number of Holdings	238
Portfolio Turnover	75%
What did the Fund invest in?
(as of June 30, 2025)

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 22.8
AAA - 4.0
AA - 1.1
A - 14.4
BBB - 38.6
BB - 8.6
B - 2.7
CCC,CC,C - 0.4
D - 0.3
Not Rated - 5.8
Short-Term Investments and Net Other Assets (Liabilities) - 1.3

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Corporate Bonds - 62.4
U.S. Treasury Obligations - 22.8
Preferred Securities - 9.3
Foreign Government and Government Agency Obligations - 4.2
Short-Term Investments and Net Other Assets (Liabilities) - 1.3

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 29.4
United Kingdom - 19.3
Germany - 14.9
France - 5.5
Canada - 4.9
Switzerland - 4.2
Netherlands - 3.1
Luxembourg - 2.8
Denmark - 2.3
Others - 13.6

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	13.7
US Treasury Bonds	9.1
Canadian Government	3.0
HSBC Holdings PLC	2.1
BNP Paribas SA	2.0
UBS Group AG	1.9
ING Groep NV	1.7
CPI Property Group SA	1.5
Aroundtown Finance Sarl	1.5
Bayer US Finance LLC	1.4
37.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916168.101    3016-TSRS-0825

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Financial Statements and Financial Highlights for Open-End Management Investment Companies

Fidelity® International Credit Central Fund

Semi-Annual Report
June 30, 2025
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® International Credit Central Fund
Schedule of Investments June 30, 2025 (Unaudited)
Showing Percentage of Net Assets
Foreign Government and Government Agency Obligations - 4.2%
		Principal Amount (a)	Value ($)
CANADA - 3.0%
Canadian Government 1.5% 12/1/2031	CAD	1,760,000	1,178,813
Canadian Government 2.75% 6/1/2033	CAD	1,450,000	1,035,263
Canadian Government 3% 6/1/2034	CAD	900,000	649,637
TOTAL CANADA			2,863,713
JAPAN - 0.3%
Japan Government 0.9% 9/20/2034	JPY	50,000,000	333,019
MULTI-NATIONAL - 0.4%
European Union 4% 4/4/2044 (b)	EUR	335,000	412,330
ROMANIA - 0.5%
Romanian Republic 2.124% 7/16/2031 (b)	EUR	75,000	73,493
Romanian Republic 5.875% 7/11/2032 (b)	EUR	325,000	386,663
TOTAL ROMANIA			460,156
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $3,983,806)			4,069,218

Non-Convertible Corporate Bonds - 62.4%
		Principal Amount (a)	Value ($)
AUSTRALIA - 1.2%
Financials - 0.9%
Banks - 0.2%
Commonwealth Bank of Australia 2.688% 3/11/2031 (c)		200,000	178,342
Financial Services - 0.3%
Cimic Finance Ltd 1.5% 5/28/2029 (b)	EUR	242,000	264,686
Insurance - 0.4%
QBE Insurance Group Ltd 2.5% 9/13/2038 (b)(d)	GBP	297,000	375,123
TOTAL FINANCIALS			818,151

Utilities - 0.3%
Electric Utilities - 0.3%
AusNet Services Holdings Pty Ltd 6.134% 5/31/2033	AUD	420,000	292,339
TOTAL AUSTRALIA			1,110,490
AUSTRIA - 0.0%
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Supernova Invest GmbH 5% 6/24/2030 (b)	EUR	100,000	117,985
BELGIUM - 2.1%
Consumer Staples - 0.5%
Food Products - 0.5%
Barry Callebaut Services NV 4.25% 8/19/2031 (b)	EUR	400,000	473,678
Energy - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
Fluxys SA 4% 11/28/2030 (b)	EUR	400,000	476,600
Financials - 0.6%
Banks - 0.6%
KBC Group NV 3.5% 1/21/2032 (b)(d)	EUR	500,000	596,160
Real Estate - 0.5%
Real Estate Management & Development - 0.5%
Shurgard Luxembourg Sarl 4% 5/27/2035 (b)	EUR	400,000	469,982
TOTAL BELGIUM			2,016,420
CANADA - 1.9%
Financials - 1.9%
Banks - 1.9%
Bank of Nova Scotia/The 3.375% 3/5/2033 (b)(d)	EUR	1,100,000	1,290,290
Royal Bank of Canada 3.125% 9/27/2031 (b)(d)	EUR	420,000	492,562

TOTAL CANADA			1,782,852
CZECH REPUBLIC - 0.9%
Real Estate - 0.9%
Real Estate Management & Development - 0.9%
CPI Property Group SA 1.5% 1/27/2031 (b)	EUR	550,000	537,171
CPI Property Group SA 6% 1/27/2032 (b)	EUR	300,000	360,010

TOTAL CZECH REPUBLIC			897,181
DENMARK - 2.3%
Consumer Staples - 0.5%
Beverages - 0.3%
Carlsberg Breweries A/S 3.25% 2/28/2032 (b)	EUR	275,000	323,159
Tobacco - 0.2%
Scandinavian Tobacco Group A/S 4.875% 9/12/2029 (b)	EUR	125,000	152,280
TOTAL CONSUMER STAPLES			475,439

Financials - 1.1%
Banks - 1.1%
Danske Bank A/S 3.875% 1/9/2032 (b)(d)	EUR	445,000	540,077
Jyske Bank A/S 3.625% 4/29/2031 (b)(d)	EUR	225,000	268,950
Jyske Bank A/S 5.125% 5/1/2035 (b)(d)	EUR	211,000	262,140
			1,071,167
Health Care - 0.7%
Pharmaceuticals - 0.7%
Novo Nordisk Finance Netherlands BV 3.625% 5/27/2037 (b)	EUR	600,000	709,731
TOTAL DENMARK			2,256,337
FINLAND - 0.1%
Real Estate - 0.1%
Real Estate Management & Development - 0.1%
Citycon Treasury BV 5.375% 7/8/2031 (b)	EUR	100,000	121,079
FRANCE - 5.5%
Communication Services - 0.2%
Media - 0.2%
Publicis Groupe SA 3.375% 6/12/2032 (b)	EUR	200,000	234,957
Consumer Discretionary - 0.4%
Automobiles - 0.4%
RCI Banque SA 4.75% 3/24/2037 (b)(d)	EUR	100,000	118,841
RCI Banque SA 5.5% 10/9/2034 (b)(d)	EUR	200,000	247,784
			366,625
Financials - 2.7%
Banks - 2.7%
BNP Paribas SA 2.159% 9/15/2029 (c)(d)		473,000	438,474
BNP Paribas SA 3.132% 1/20/2033 (c)(d)		600,000	534,080
BNP Paribas SA 3.945% 2/18/2037 (b)(d)	EUR	700,000	821,841
BNP Paribas SA 5.786% 1/13/2033 (c)(d)		97,000	100,909
Societe Generale SA 6.691% 1/10/2034 (c)(d)		647,000	690,478
			2,585,782
Industrials - 0.4%
Transportation Infrastructure - 0.4%
Holding d'Infrastructures des Metiers de l'Environnement 0.625% 9/16/2028 (b)	EUR	396,000	426,139
Utilities - 1.8%
Electric Utilities - 0.6%
Electricite de France SA 5.5% 1/25/2035 (b)	GBP	400,000	533,634
Multi-Utilities - 1.2%
Engie SA 3.875% 3/6/2036 (b)	EUR	200,000	237,861
Engie SA 4.25% 9/6/2034 (b)	EUR	200,000	246,582
Veolia Environnement SA 3.324% 6/17/2032 (b)	EUR	600,000	704,879
			1,189,322
TOTAL UTILITIES			1,722,956

TOTAL FRANCE			5,336,459
GERMANY - 10.1%
Consumer Discretionary - 1.2%
Automobile Components - 1.2%
Robert Bosch GmbH 4.375% 6/2/2043 (b)	EUR	100,000	118,579
Schaeffler AG 4.75% 8/14/2029 (b)	EUR	300,000	357,845
Schaeffler AG 5.375% 4/1/2031 (b)	EUR	100,000	120,310
ZF Europe Finance BV 4.75% 1/31/2029 (b)	EUR	500,000	553,605
			1,150,339
Consumer Staples - 0.2%
Consumer Staples Distribution & Retail - 0.2%
METRO AG 4% 3/5/2030 (b)	EUR	200,000	242,733
Financials - 2.3%
Banks - 0.9%
Commerzbank AG 3.625% 1/14/2032 (b)(d)	EUR	200,000	237,521
Commerzbank AG 4.875% 10/16/2034 (b)(d)	EUR	100,000	122,874
Commerzbank AG 8.625% 2/28/2033 (b)(d)	GBP	200,000	295,228
Volkswagen Bank GmbH 3.5% 6/19/2031 (b)	EUR	200,000	234,911
			890,534
Capital Markets - 1.4%
Deutsche Bank AG 6.125% 12/12/2030 (b)(d)	GBP	900,000	1,286,450
TOTAL FINANCIALS			2,176,984

Health Care - 1.4%
Pharmaceuticals - 1.4%
Bayer US Finance LLC 6.375% 11/21/2030 (c)		613,000	651,436
Bayer US Finance LLC 6.5% 11/21/2033 (c)		676,000	724,845
			1,376,281
Industrials - 0.6%
Air Freight & Logistics - 0.6%
Deutsche Post AG 3.125% 6/5/2032 (b)	EUR	450,000	532,887
Real Estate - 0.7%
Real Estate Management & Development - 0.7%
Accentro Real Estate AG 5.625% 2/13/2026 (b)(e)	EUR	478,800	204,451
Deutsche EuroShop AG 4.5% 10/15/2030 (b)	EUR	100,000	117,793
LEG Immobilien SE 3.875% 1/20/2035 (b)	EUR	100,000	115,363
Sirius Real Estate Ltd 4% 1/22/2032 (b)	EUR	200,000	233,446
			671,053
Utilities - 3.7%
Electric Utilities - 2.5%
Amprion GmbH 3.125% 8/27/2030 (b)	EUR	400,000	471,705
Amprion GmbH 3.625% 5/21/2031 (b)	EUR	100,000	120,322
Amprion GmbH 3.875% 6/5/2036 (b)	EUR	300,000	353,788
EnBW Energie Baden-Wuerttemberg AG 1.375% 8/31/2081 (b)(d)	EUR	500,000	550,253
EnBW International Finance BV 3.5% 7/22/2031 (b)	EUR	200,000	241,284
EnBW International Finance BV 3.75% 11/20/2035 (b)	EUR	575,000	678,793
			2,416,145
Independent Power and Renewable Electricity Producers - 0.7%
RWE Finance US LLC 5.875% 4/16/2034 (c)		658,000	680,695
Multi-Utilities - 0.5%
E.ON SE 3.5% 4/16/2033 (b)	EUR	425,000	505,552
TOTAL UTILITIES			3,602,392

TOTAL GERMANY			9,752,669
HONG KONG - 0.8%
Financials - 0.8%
Insurance - 0.8%
Prudential Funding Asia PLC 2.95% 11/3/2033 (b)(d)		780,000	729,437
ITALY - 0.9%
Financials - 0.3%
Banks - 0.3%
Intesa Sanpaolo SpA 6.625% 6/20/2033 (c)		236,000	256,238
Utilities - 0.6%
Electric Utilities - 0.3%
Enel Finance International NV 5.5% 6/26/2034 (c)		300,000	305,727
Gas Utilities - 0.3%
Snam SpA 5.75% 5/28/2035 (c)		287,000	292,922
TOTAL UTILITIES			598,649

TOTAL ITALY			854,887
JAPAN - 0.3%
Consumer Staples - 0.3%
Tobacco - 0.3%
Japan Tobacco Inc 5.856% 6/15/2035 (c)		290,000	303,249
LUXEMBOURG - 2.8%
Financials - 1.0%
Financial Services - 1.0%
CBRE Global Investors Open-Ended Funds SCA SICAV-SIF-Pan European Core Fund 4.75% 3/27/2034 (b)	EUR	246,000	302,130
Titanium 2l Bondco Sarl 6.25% 1/14/2031 pay-in-kind	EUR	1,822,400	627,050
			929,180
Real Estate - 1.8%
Industrial REITs - 0.1%
Prologis International Funding II SA 4.375% 7/1/2036 (b)	EUR	100,000	121,539
Real Estate Management & Development - 1.7%
Blackstone Property Partners Europe Holdings Sarl 1.75% 3/12/2029 (b)	EUR	663,000	737,200
Logicor Financing Sarl 1.625% 1/17/2030 (b)	EUR	289,000	312,713
Logicor Financing Sarl 2% 1/17/2034 (b)	EUR	212,000	211,420
Logicor Financing Sarl 4.25% 7/18/2029 (b)	EUR	100,000	121,313
P3 Group Sarl 4% 4/19/2032 (b)	EUR	200,000	236,888
			1,619,534
TOTAL REAL ESTATE			1,741,073

TOTAL LUXEMBOURG			2,670,253
MEXICO - 0.7%
Energy - 0.7%
Oil, Gas & Consumable Fuels - 0.7%
Petroleos Mexicanos 5.95% 1/28/2031		735,000	662,676
MULTI-NATIONAL - 0.6%
Financials - 0.6%
Banks - 0.6%
European Investment Bank 0.25% 6/15/2040 (b)	EUR	780,000	586,356
NETHERLANDS - 3.1%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.2%
Koninklijke KPN NV 3.875% 2/16/2036 (b)	EUR	200,000	236,508
Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.1%
REWE International Finance BV 4.875% 9/13/2030 (b)	EUR	100,000	126,185
Financials - 2.6%
Banks - 2.6%
ABN AMRO Bank NV 3.875% 1/15/2032 (b)	EUR	300,000	363,794
Cooperatieve Rabobank UA 1.125% 5/7/2031 (b)	EUR	500,000	527,217
ING Groep NV 3% 8/17/2031 (b)(d)	EUR	1,400,000	1,630,501
			2,521,512
Industrials - 0.2%
Professional Services - 0.2%
Wolters Kluwer NV 3% 9/25/2030 (b)	EUR	125,000	147,491
TOTAL NETHERLANDS			3,031,696
NORWAY - 0.3%
Financials - 0.3%
Banks - 0.3%
DNB Bank ASA 0.25% 2/23/2029 (b)(d)	EUR	246,000	271,737
POLAND - 0.5%
Real Estate - 0.5%
Real Estate Management & Development - 0.5%
GTC Aurora Luxembourg SA 2.25% 6/23/2026 (b)	EUR	432,000	467,121
PORTUGAL - 0.4%
Financials - 0.4%
Insurance - 0.4%
Fidelidade - Co De Seguros SA/Portugal 4.25% 9/4/2031 (b)(d)	EUR	300,000	355,012
SPAIN - 1.1%
Financials - 0.8%
Banks - 0.8%
Banco Bilbao Vizcaya Argentaria SA 6.033% 3/13/2035 (d)		200,000	208,544
CaixaBank SA 3.625% 9/19/2032 (b)(d)	EUR	500,000	595,951
			804,495
Health Care - 0.3%
Health Care Equipment & Supplies - 0.3%
Werfen SA/Spain 4.625% 6/6/2028 (b)	EUR	200,000	246,424
TOTAL SPAIN			1,050,919
SWEDEN - 1.1%
Real Estate - 1.1%
Real Estate Management & Development - 1.1%
Heimstaden AB 4.375% 3/6/2027 (b)	EUR	700,000	799,828
Samhallsbyggnadsbolaget I Norden Holding AB 2.25% 7/12/2027 (b)	EUR	215,000	225,401

TOTAL SWEDEN			1,025,229
SWITZERLAND - 3.5%
Financials - 3.4%
Capital Markets - 1.9%
UBS Group AG 4.125% 6/9/2033 (b)(d)	EUR	602,000	737,820
UBS Group AG 4.75% 3/17/2032 (b)(d)	EUR	812,000	1,027,257
			1,765,077
Insurance - 1.5%
Argentum Netherlands BV for Swiss Re Ltd 5.625% 8/15/2052 (b)(d)		377,000	378,197
Argentum Netherlands BV for Swiss Re Ltd 5.75% 8/15/2050 (b)(d)		740,000	740,000
Zurich Finance Ireland Designated Activity Co 3.5% 5/2/2052 (b)(d)		391,000	344,662
			1,462,859
TOTAL FINANCIALS			3,227,936

Materials - 0.1%
Containers & Packaging - 0.1%
SIG Combibloc PurchaseCo Sarl 3.75% 3/19/2030 (b)	EUR	100,000	119,842
TOTAL SWITZERLAND			3,347,778
UNITED KINGDOM - 16.9%
Communication Services - 0.1%
Wireless Telecommunication Services - 0.1%
Vodafone Group PLC 4.875% 10/3/2078 (b)(d)	GBP	169,000	231,700
Consumer Discretionary - 1.0%
Broadline Retail - 0.2%
John Lewis PLC 4.25% 12/18/2034 (b)	GBP	200,000	222,847
Hotels, Restaurants & Leisure - 0.3%
Whitbread Group PLC 2.375% 5/31/2027 (b)	GBP	236,000	308,727
Household Durables - 0.5%
Berkeley Group PLC/The 2.5% 8/11/2031 (b)	GBP	357,000	409,325
TOTAL CONSUMER DISCRETIONARY			940,899

Consumer Staples - 1.7%
Tobacco - 1.7%
BAT International Finance PLC 4.125% 4/12/2032 (b)	EUR	448,000	541,812
Imperial Brands Finance Netherlands BV 5.25% 2/15/2031 (b)	EUR	688,000	876,835
Imperial Brands Finance PLC 3.875% 2/12/2034 (b)	EUR	150,000	173,720
			1,592,367
Financials - 7.1%
Banks - 6.0%
Barclays PLC 3.543% 8/14/2031 (b)(d)	EUR	300,000	355,935
Barclays PLC 8.407% 11/14/2032 (b)(d)	GBP	173,000	253,816
HSBC Holdings PLC 4.787% 3/10/2032 (b)(d)	EUR	163,000	206,262
HSBC Holdings PLC 4.856% 5/23/2033 (b)(d)	EUR	780,000	992,732
HSBC Holdings PLC 5.813% 5/22/2033 (b)(d)	GBP	200,000	281,840
HSBC Holdings PLC 8.201% 11/16/2034 (b)(d)	GBP	360,000	545,339
Lloyds Banking Group PLC 4.75% 9/21/2031 (b)(d)	EUR	800,000	1,010,232
NatWest Group PLC 2.105% 11/28/2031 (b)(d)	GBP	202,000	267,539
NatWest Group PLC 7.416% 6/6/2033 (b)(d)	GBP	544,000	789,735
Standard Chartered PLC 3.864% 3/17/2033 (b)(d)	EUR	300,000	357,919
Virgin Money UK PLC 7.625% 8/23/2029 (b)(d)	GBP	499,000	741,671
			5,803,020
Consumer Finance - 0.5%
Motability Operations Group PLC 3.625% 1/22/2033 (b)	EUR	375,000	442,948
Financial Services - 0.1%
Nationwide Building Society 4% 7/30/2035 (b)(d)	EUR	100,000	118,955
Insurance - 0.5%
Admiral Group PLC 8.5% 1/6/2034 (b)	GBP	310,000	484,228
TOTAL FINANCIALS			6,849,151

Industrials - 1.4%
Ground Transportation - 0.6%
Mobico Group PLC 4.875% 9/26/2031 (b)	EUR	639,000	609,413
Trading Companies & Distributors - 0.2%
Travis Perkins PLC 3.75% 2/17/2026 (b)	GBP	134,000	180,485
Transportation Infrastructure - 0.6%
Heathrow Funding Ltd 6% 3/5/2032 (b)	GBP	400,000	554,812
TOTAL INDUSTRIALS			1,344,710

Real Estate - 0.6%
Office REITs - 0.3%
Great Portland Estates PLC 5.375% 9/25/2031 (b)	GBP	200,000	274,312
Real Estate Management & Development - 0.3%
Tritax EuroBox PLC 0.95% 6/2/2026 (b)	EUR	225,000	260,829
TOTAL REAL ESTATE			535,141

Utilities - 5.0%
Electric Utilities - 1.2%
London Power Networks PLC 3.837% 6/11/2037 (b)	EUR	225,000	264,883
NGG Finance PLC 2.125% 9/5/2082 (b)(d)	EUR	460,000	528,868
Scottish Hydro Electric Transmission PLC 3.375% 9/4/2032 (b)	EUR	325,000	381,205
			1,174,956
Gas Utilities - 0.4%
Southern Gas Networks PLC 3.5% 10/16/2030 (b)	EUR	325,000	385,223
Water Utilities - 3.4%
Anglian Water Osprey Financing PLC 2% 7/31/2028 (b)	GBP	141,000	170,088
Anglian Water Services Financing PLC 5.875% 6/20/2031 (b)	GBP	330,000	463,407
Anglian Water Services Financing PLC 6.25% 9/12/2044 (b)	GBP	125,000	165,472
Anglian Water Services Financing PLC 6.293% 7/30/2030 (b)	GBP	195,000	278,785
Anglian Water Services Financing PLC 6.625% 1/15/2029 (e)	GBP	50,000	71,469
Severn Trent Utilities Finance PLC 3.875% 8/4/2035 (b)	EUR	325,000	385,098
Severn Trent Utilities Finance PLC 4.625% 11/30/2034 (b)	GBP	307,000	396,193
South West Water Finance PLC 5.75% 12/11/2032 (b)	GBP	100,000	140,467
SW Finance I PLC 1.625% 3/30/2027 (b)	GBP	100,000	122,192
SW Finance I PLC 2.375% 5/28/2028 (b)	GBP	110,000	132,278
SW Finance I PLC 7.375% 12/12/2041 (b)	GBP	216,000	287,751
United Utilities Water Finance PLC 3.5% 2/27/2033 (b)	EUR	250,000	292,411
Wessex Water Services Finance PLC 6.125% 9/19/2034 (b)	GBP	250,000	346,578
			3,252,189
TOTAL UTILITIES			4,812,368

TOTAL UNITED KINGDOM			16,306,336
UNITED STATES - 5.3%
Communication Services - 0.5%
Interactive Media & Services - 0.4%
Alphabet Inc 3.375% 5/6/2037	EUR	100,000	115,639
Alphabet Inc 3.875% 5/6/2045	EUR	100,000	116,599
Alphabet Inc 4% 5/6/2054	EUR	100,000	115,842
			348,080
Media - 0.1%
Warnermedia Holdings Inc 4.693% 5/17/2033	EUR	152,000	167,719
TOTAL COMMUNICATION SERVICES			515,799

Consumer Discretionary - 0.7%
Automobiles - 0.3%
Stellantis Finance US Inc 5.75% 3/18/2030 (c)		266,000	268,379
Hotels, Restaurants & Leisure - 0.4%
McDonald's Corp 3.5% 5/21/2032 (b)	EUR	350,000	415,680
TOTAL CONSUMER DISCRETIONARY			684,059

Consumer Staples - 0.9%
Tobacco - 0.9%
Philip Morris International Inc 3.25% 6/6/2032	EUR	750,000	869,536
Financials - 1.5%
Banks - 0.2%
JPMorgan Chase & Co 3.761% 3/21/2034 (b)(d)	EUR	199,000	239,024
Capital Markets - 1.0%
Blackstone Private Credit Fund 4.875% 4/14/2026 (b)	GBP	354,000	483,338
Morgan Stanley 3.955% 3/21/2035 (d)	EUR	245,000	294,981
Morgan Stanley 4.099% 5/22/2036 (d)	EUR	100,000	120,523
			898,842
Consumer Finance - 0.3%
Ford Motor Credit Co LLC 4.445% 2/14/2030	EUR	208,000	248,728
TOTAL FINANCIALS			1,386,594

Information Technology - 0.1%
Software - 0.1%
Fiserv Funding ULC 3.5% 6/15/2032	EUR	100,000	117,444
Real Estate - 0.9%
Diversified REITs - 0.1%
WP Carey Inc 4.25% 7/23/2032	EUR	100,000	121,472
Retail REITs - 0.4%
Realty Income Corp 3.375% 6/20/2031	EUR	300,000	352,391
Specialized REITs - 0.4%
American Tower Corp 3.625% 5/30/2032	EUR	350,000	415,212
TOTAL REAL ESTATE			889,075

Utilities - 0.7%
Electric Utilities - 0.7%
Duke Energy Corp 3.85% 6/15/2034	EUR	216,000	252,464
Southern Co/The 1.875% 9/15/2081 (d)	EUR	333,000	375,274
			627,738
TOTAL UNITED STATES			5,090,245
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $57,704,714)			60,144,403

Preferred Securities - 9.3%
		Principal Amount (a)	Value ($)
CZECH REPUBLIC - 0.6%
Real Estate - 0.6%
Real Estate Management & Development - 0.6%
CPI Property Group SA 3.75% (b)(d)(f)	EUR	494,000	549,747
FINLAND - 0.5%
Real Estate - 0.5%
Real Estate Management & Development - 0.5%
Citycon Oyj 7.875% (b)(d)(f)	EUR	347,000	433,756
GERMANY - 4.8%
Consumer Discretionary - 1.1%
Automobiles - 1.1%
Volkswagen International Finance NV 3.875% (b)(d)(f)	EUR	900,000	1,017,941
Real Estate - 3.7%
Real Estate Management & Development - 3.7%
Aroundtown Finance Sarl 7.875% (d)(f)		1,400,000	1,428,996
Aroundtown SA 5 year ISDA Fixed EURIBOR + 3.98%, 6.193% (b)(d)(f)(g)	EUR	1,100,000	1,246,078
Grand City Properties SA 1.5% (b)(d)(f)	EUR	800,000	913,920
			3,588,994
TOTAL GERMANY			4,606,935
SWEDEN - 0.3%
Real Estate - 0.3%
Real Estate Management & Development - 0.3%
Samhallsbyggnadsbolaget i Norden AB 5 year EUR Swap Annual Index + 2.814%, 4.9355% (b)(d)(f)(g)(h)	EUR	495,000	411,265
SWITZERLAND - 0.7%
Financials - 0.7%
Capital Markets - 0.7%
Credit Suisse Group AG Claim 5 year USD Swap Index + 4.598%, 0% (b)(d)(f)(g)(h)(i)		9,515,000	642,263
UNITED KINGDOM - 2.4%
Consumer Staples - 1.1%
Tobacco - 1.1%
British American Tobacco PLC 3% (b)(d)(f)	EUR	900,000	1,069,501
Financials - 0.6%
Banks - 0.6%
Barclays PLC 8.875% (b)(d)(f)	GBP	430,000	624,282
Industrials - 0.2%
Ground Transportation - 0.2%
Mobico Group PLC 4.25% (b)(d)(f)	GBP	198,000	167,434
Utilities - 0.5%
Electric Utilities - 0.5%
SSE PLC 3.74% (b)(d)(f)	GBP	320,000	437,480
TOTAL UNITED KINGDOM			2,298,697
TOTAL PREFERRED SECURITIES (Cost $19,216,855)			8,942,663

U.S. Treasury Obligations - 22.8%
	Yield (%) (j)	Principal Amount (a)	Value ($)
US Treasury Bonds 4.125% 8/15/2044	4.14 to 4.18	350,000	320,646
US Treasury Bonds 4.375% 8/15/2043	4.90	1,959,000	1,867,248
US Treasury Bonds 4.5% 2/15/2044	4.67	1,700,000	1,642,625
US Treasury Bonds 4.625% 11/15/2044	4.86 to 5.06	600,000	587,344
US Treasury Bonds 4.625% 5/15/2044	4.12 to 4.65	450,000	441,299
US Treasury Bonds 6.25% 5/15/2030 (k)(l)	3.46 to 4.41	3,534,000	3,916,114
US Treasury Notes 3.625% 9/30/2031	4.23	2,000,000	1,966,563
US Treasury Notes 3.75% 12/31/2030	4.07	383,000	381,100
US Treasury Notes 3.75% 8/31/2031	3.64	1,100,000	1,089,730
US Treasury Notes 3.875% 8/15/2033	4.77	184,000	181,197
US Treasury Notes 4.125% 11/30/2029	4.11	240,000	243,525
US Treasury Notes 4.125% 3/31/2032	4.19	1,650,000	1,664,631
US Treasury Notes 4.125% 5/31/2032	4.19	272,000	274,257
US Treasury Notes 4.125% 7/31/2031	3.59 to 3.97	800,000	808,984
US Treasury Notes 4.25% 6/30/2031	4.35	620,000	631,455
US Treasury Notes 4.375% 1/31/2032	4.21	100,000	102,371
US Treasury Notes 4.375% 12/31/2029	4.39	865,000	886,456
US Treasury Notes 4.5% 11/15/2033	4.14	326,000	334,863
US Treasury Notes 4.625% 2/15/2035	4.40 to 4.44	820,000	845,969
US Treasury Notes 4.625% 4/30/2029	4.44 to 4.72	3,635,000	3,748,595
TOTAL U.S. TREASURY OBLIGATIONS (Cost $21,713,938)			21,934,972

Money Market Funds - 0.8%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (m) (Cost $742,090)	4.32	741,942	742,090

TOTAL INVESTMENT IN SECURITIES - 99.5% (Cost $103,361,403)	95,833,346
NET OTHER ASSETS (LIABILITIES) - 0.5%	479,646
NET ASSETS - 100.0%	96,312,992

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Interest Rate Contracts
ASX 10Y Treasury Bond Contracts (Australia)	8	Sep 2025	603,493	5,191	5,191
CBOT 10 Year Ultra US Treasury Bond Contracts (United States)	6	Sep 2025	685,500	19,683	19,683
CBOT 2 Year US Treasury Note Contracts (United States)	4	Sep 2025	832,156	3,743	3,743
CBOT US Treasury Long Bond Contracts (United States)	19	Sep 2025	2,190,938	92,978	92,978
TMX 10Y Canadian Bond Contracts (Canada)	3	Sep 2025	268,772	1,610	1,610

TOTAL PURCHASED					123,205

Sold

Interest Rate Contracts
ICE Long GILT Futures (United Kingdom)	5	Sep 2025	638,488	(15,027)	(15,027)

TOTAL FUTURES CONTRACTS					108,178
The notional amount of futures purchased as a percentage of Net Assets is 4.8%
The notional amount of futures sold as a percentage of Net Assets is 0.7%

Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation) ($)

CAD	287,000	USD	210,067	Bank of America NA	7/08/25	763
EUR	114,000	USD	133,745	BNP Paribas SA	7/01/25	541
EUR	30,000	USD	33,963	BNP Paribas SA	7/08/25	1,391
EUR	519,000	USD	599,109	Bank of America NA	7/08/25	12,514
EUR	892,000	USD	1,016,258	Canadian Imperial Bank of Commerce	7/08/25	34,931
EUR	231,000	USD	260,568	JPMorgan Chase Bank NA	7/08/25	11,658
GBP	37,000	USD	49,884	Bank of America NA	7/08/25	906
GBP	225,000	USD	302,749	Citibank NA	7/08/25	6,107
GBP	225,000	USD	302,749	Citibank NA	7/08/25	6,107
GBP	138,000	USD	186,848	JPMorgan Chase Bank NA	7/08/25	2,583
USD	59,909	AUD	92,000	Brown Brothers Harriman & Co.	7/08/25	(649)
USD	38,399	AUD	60,000	Brown Brothers Harriman & Co.	7/08/25	(1,095)
USD	26,538	AUD	41,000	Canadian Imperial Bank of Commerce	7/08/25	(450)
USD	213,426	AUD	330,000	JPMorgan Chase Bank NA	7/08/25	(3,791)
USD	3,133,440	CAD	4,312,000	JPMorgan Chase Bank NA	7/08/25	(34,152)
USD	67,139	EUR	59,000	BNP Paribas SA	7/08/25	(2,391)
USD	56,935	EUR	51,000	BNP Paribas SA	7/08/25	(3,166)
USD	58,687	EUR	50,000	BNP Paribas SA	7/08/25	(236)
USD	186,786	EUR	163,000	Bank of America NA	7/08/25	(5,304)
USD	68,609	EUR	60,000	Bank of America NA	7/08/25	(2,099)
USD	85,525	EUR	75,000	Bank of America NA	7/08/25	(2,860)
USD	50,463	EUR	45,000	Citibank NA	7/08/25	(2,568)
USD	121,247	EUR	106,000	Goldman Sachs Bank USA	7/08/25	(3,670)
USD	46,510,757	EUR	40,840,000	Goldman Sachs Bank USA	7/08/25	(1,617,709)
USD	57,271	EUR	50,000	Goldman Sachs Bank USA	7/08/25	(1,652)
USD	661,204	EUR	574,000	JPMorgan Chase Bank NA	7/08/25	(15,235)
USD	661,204	EUR	574,000	JPMorgan Chase Bank NA	7/08/25	(15,235)
USD	12,746,044	GBP	9,516,000	BNP Paribas SA	7/08/25	(316,474)
USD	279,546	GBP	209,000	Brown Brothers Harriman & Co.	7/08/25	(7,347)
USD	49,325	GBP	36,000	Goldman Sachs Bank USA	7/08/25	(92)
USD	307,815	GBP	228,000	JPMorgan Chase Bank NA	7/08/25	(5,158)
USD	345,194	JPY	48,950,000	JPMorgan Chase Bank NA	7/08/25	5,024

TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						(1,958,808)
Unrealized Appreciation						82,525
Unrealized Depreciation						(2,041,333)

Credit Default Swaps
Underlying Reference	Maturity Date	Clearinghouse / Counterparty	Fixed Payment Received/ (Paid)	Payment Frequency	Notional Amount		Value ($)	Upfront Premium Received/ (Paid) ($)	Unrealized Appreciation/ (Depreciation) ($)
Buy Protection
BMW Finance NV 0.75% 7/13/2026	Jun 2030	BNP Paribas SA	(1%)	Quarterly	EUR	1,250,000	(26,545)	24,109	(2,436)
Generali 4.125% 5/4/2026	Jun 2030	BNP Paribas SA	(1%)	Quarterly	EUR	600,000	(1,247)	(2,174)	(3,421)
UniCredit SpA 5.375% 4/16/2034	Jun 2030	Goldman Sachs Bank USA	(1%)	Quarterly	EUR	550,000	1,800	(5,247)	(3,447)
Societe Generale SA 5.25% 9/6/2032	Jun 2030	BNP Paribas SA	(1%)	Quarterly	EUR	550,000	4,134	(4,542)	(408)
Intesa Sanpaolo SpA 6.184% 2/20/2034	Jun 2030	JPMorgan Chase Bank NA	(1%)	Quarterly	EUR	550,000	(1,378)	(3,694)	(5,072)
Deutsche Bank AG 5.625% 5/19/2031	Jun 2030	BNP Paribas SA	(1%)	Quarterly	EUR	450,000	7,763	(11,490)	(3,727)

TOTAL CREDIT DEFAULT SWAPS							(15,473)	(3,038)	(18,511)

Currency Abbreviations
AUD	-	Australian Dollar
CAD	-	Canadian Dollar
EUR	-	European Monetary Unit (Euro)
GBP	-	United Kingdom Pound
JPY	-	Japanese Yen
USD	-	United States Dollar

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $57,558,880 or 59.8% of net assets.

(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $5,425,774 or 5.6% of net assets.

(d)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(e)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(f)	Security is perpetual in nature with no stated maturity date.
(g)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(h)	Non-income producing - Security is in default.
(i)	Level 3 security
(j)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(k)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $189,489.
(l)	Security or a portion of the security has been segregated as collateral for over the counter (OTC) derivatives. At period end, the value of securities pledged amounts to $1,422,833.
(m)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	5,666,047	14,278,532	19,202,488	32,446	-	(1)	742,090	741,942	0.0%
Fidelity Securities Lending Cash Central Fund	-	1,266,630	1,266,630	17	-	-	-	-	0.0%
Total	5,666,047	15,545,162	20,469,118	32,463	-	(1)	742,090

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of June 30, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Foreign Government and Government Agency Obligations	4,069,218	-	4,069,218	-

Non-Convertible Corporate Bonds
Communication Services	1,218,964	-	1,218,964	-
Consumer Discretionary	3,141,922	-	3,141,922	-
Consumer Staples	4,083,187	-	4,083,187	-
Energy	1,139,276	-	1,139,276	-
Financials	26,948,744	-	26,948,744	-
Health Care	2,332,436	-	2,332,436	-
Industrials	2,451,227	-	2,451,227	-
Information Technology	117,444	-	117,444	-
Materials	119,842	-	119,842	-
Real Estate	6,934,919	-	6,934,919	-
Utilities	11,656,442	-	11,656,442	-

Preferred Securities
Consumer Discretionary	1,017,941	-	1,017,941	-
Consumer Staples	1,069,501	-	1,069,501	-
Financials	1,266,545	-	624,282	642,263
Industrials	167,434	-	167,434	-
Real Estate	4,983,762	-	4,983,762	-
Utilities	437,480	-	437,480	-

U.S. Treasury Obligations	21,934,972	-	21,934,972	-

Money Market Funds	742,090	742,090	-	-
Total Investments in Securities:	95,833,346	742,090	94,448,993	642,263
Derivative Instruments:

Assets
Futures Contracts	123,205	123,205	-	-
Forward Foreign Currency Contracts	82,525	-	82,525	-
Swaps	13,697	-	13,697	-
Total Assets	219,427	123,205	96,222	-

Liabilities
Futures Contracts	(15,027)	(15,027)	-	-
Forward Foreign Currency Contracts	(2,041,333)	-	(2,041,333)	-
Swaps	(29,170)	-	(29,170)	-
Total Liabilities	(2,085,530)	(15,027)	(2,070,503)	-
Total Derivative Instruments:	(1,866,103)	108,178	(1,974,281)	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of June 30, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Credit Risk
Swaps (a)	13,697	(29,170)
Total Credit Risk	13,697	(29,170)
Foreign Exchange Risk
Forward Foreign Currency Contracts (b)	82,525	(2,041,333)
Total Foreign Exchange Risk	82,525	(2,041,333)
Interest Rate Risk
Futures Contracts (c)	123,205	(15,027)
Total Interest Rate Risk	123,205	(15,027)
Total Value of Derivatives	219,427	(2,085,530)

(a)For bi-lateral over-the-counter (OTC) swaps, reflects gross value which is presented in the Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-item(s).
(b)Gross value is presented in the Statement of Assets and Liabilities in the unrealized appreciation/depreciation on forward foreign currency contracts line-item(s).
(c)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
The following table is a summary of the Fund's derivatives inclusive of potential netting arrangements.

Counterparty	Value of Derivative Assets ($)	Value of Derivative Liabilities ($)	Collateral Received(a) ($)	Collateral Pledged(a) ($)	Net(b) ($)
Bank of America NA	14,183	(10,263)	-	-	3,920
BNP Paribas SA	13,829	(350,059)	-	303,626	(32,604)
Brown Brothers Harriman & Co	-	(9,091)	-	-	(9,091)
Canadian Imperial Bank of Commerce	34,931	(450)	-	-	34,481
Citibank NA	12,214	(2,568)	-	-	9,646
Goldman Sachs Bank USA	1,800	(1,623,123)	-	1,119,207	(502,116)
JPMorgan Chase Bank NA	19,265	(74,949)	-	-	(55,684)
Total	$96,222	$(2,070,503)	$-	$1,422,833	$(551,448)

(a) Reflects collateral received from or pledged to an individual counterparty, excluding any excess or initial collateral amounts.
(b) Net represents the receivable / (payable) that would be due from / (to) the counterparty in an event of default. Netting may be allowed across transactions traded under the same legal agreement with the same legal entity. Please refer to Derivative Instruments - Risk Exposures and the Use of Derivative Instruments section in the accompanying Notes to Financial Statements.
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of June 30, 2025 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $102,619,313)	$95,091,256
Fidelity Central Funds (cost $742,090)	742,090

Total Investment in Securities (cost $103,361,403)		$95,833,346
Cash		15,777
Foreign currency held at value (cost $851,439)		859,657
Receivable for investments sold		290,685
Unrealized appreciation on forward foreign currency contracts		82,525
Receivable for fund shares sold		4,292
Dividends receivable		5,235
Interest receivable		1,285,823
Distributions receivable from Fidelity Central Funds		2,886
Receivable for daily variation margin on futures contracts		16,718
Bi-lateral OTC swaps, at value		13,697
Other receivables		13,691
Total assets		98,424,332
Liabilities
Unrealized depreciation on forward foreign currency contracts	$2,041,333
Payable for fund shares redeemed	39,917
Bi-lateral OTC swaps, at value	29,170
Other payables and accrued expenses	920
Total liabilities		2,111,340
Net Assets		$96,312,992
Net Assets consist of:
Paid in capital		$213,810,492
Total accumulated earnings (loss)		(117,497,500)
Net Assets		$96,312,992
Net Asset Value, offering price and redemption price per share ($96,312,992 ÷ 1,161,657 shares)		$82.91
Statement of Operations
Six months ended June 30, 2025 (Unaudited)
Investment Income
Dividends		$137,006
Interest		1,868,887
Income from Fidelity Central Funds (including $17 from security lending)		32,463
Total income		2,038,356
Expenses
Custodian fees and expenses	$2,688
Independent trustees' fees and expenses	123
Total expenses before reductions	2,811
Expense reductions	(325)
Total expenses after reductions		2,486
Net Investment income (loss)		2,035,870
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	255,482
Forward foreign currency contracts	(4,150,410)
Foreign currency transactions	29,278
Futures contracts	(59,695)
Swaps	(59,869)
Total net realized gain (loss)		(3,985,214)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	7,757,525
Fidelity Central Funds	(1)
Forward foreign currency contracts	(2,730,500)
Assets and liabilities in foreign currencies	123,258
Futures contracts	143,160
Swaps	(532)
Total change in net unrealized appreciation (depreciation)		5,292,910
Net gain (loss)		1,307,696
Net increase (decrease) in net assets resulting from operations		$3,343,566
Statement of Changes in Net Assets

	Six months ended June 30, 2025 (Unaudited)	Year ended December 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,035,870	$6,002,646
Net realized gain (loss)	(3,985,214)	(13,547,341)
Change in net unrealized appreciation (depreciation)	5,292,910	16,340,087
Net increase (decrease) in net assets resulting from operations	3,343,566	8,795,392
Distributions to shareholders	(1,030,876)	(7,680,621)

Affiliated share transactions
Proceeds from sales of shares	2,454,667	15,289,275
Reinvestment of distributions	1,030,876	7,680,621
Cost of shares redeemed	(5,728,060)	(169,358,160)

Net increase (decrease) in net assets resulting from share transactions	(2,242,517)	(146,388,264)
Total increase (decrease) in net assets	70,173	(145,273,493)

Net Assets
Beginning of period	96,242,819	241,516,312
End of period	$96,312,992	$96,242,819

Other Information
Shares
Sold	30,386	191,139
Issued in reinvestment of distributions	12,632	95,318
Redeemed	(70,170)	(2,131,192)
Net increase (decrease)	(27,152)	(1,844,735)

Financial Highlights
Fidelity® International Credit Central Fund

	Six months ended June 30, 2025 (Unaudited)	Years ended December 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$80.96	$79.62	$77.49	$100.66	$104.23	$101.26
Income from Investment Operations
Net investment income (loss) A,B	1.726	3.364	3.322	2.720	2.309	3.060
Net realized and unrealized gain (loss)	1.103	2.901	1.936	(20.165)	(2.501)	5.002
Total from investment operations	2.829	6.265	5.258	(17.445)	(.192)	8.062
Distributions from net investment income	(.879)	(4.925)	(3.128)	(5.143)	(2.087) C	(3.418)
Distributions from net realized gain	-	-	-	(.563)	(1.291) C	(1.674)
Distributions from tax return of capital	-	-	-	(.019)	-	-
Total distributions	(.879)	(4.925)	(3.128)	(5.725)	(3.378)	(5.092)
Net asset value, end of period	$82.91	$80.96	$79.62	$77.49	$100.66	$104.23
Total Return D,E	3.51%	8.02%	7.02%	(17.51)%	(.18)%	8.11%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.01% H	-% I	-% I	-% I	-% I	.01%
Expenses net of fee waivers, if any	.01 % H	-% I	-% I	-% I	-% I	.01%
Expenses net of all reductions, if any	.01% H	-% I	-% I	-% I	-% I	.01%
Net investment income (loss)	4.26% H	4.15%	4.25%	3.08%	2.27%	2.97%
Supplemental Data
Net assets, end of period (000 omitted)	$96,313	$96,243	$241,516	$361,654	$655,303	$455,948
Portfolio turnover rate J	75 % H	87% K	73%	25%	52%	67%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount represents less than .005%.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KPortfolio turnover rate excludes securities received or delivered in-kind.
Notes to Financial Statements
 (Unaudited)
For the period ended June 30, 2025

1. Organization.
Fidelity International Credit Central Fund (the Fund) is a fund of Fidelity Central Investment Portfolios II LLC (the LLC) and is authorized to issue an unlimited number of shares. Shares of the Fund are only offered to other investment companies and accounts managed by Fidelity Management & Research Company LLC (FMR), or its affiliates (the Investing Funds). The LLC is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware Limited Liability Company.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Directors (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds, foreign government and government agency obligations, preferred securities, and U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing services, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The U.S. dollar value of forward foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2025 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Realized gains and losses on foreign currency transactions arise from the disposition of foreign currency, realized changes in the value of foreign currency between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Unrealized gains and losses on assets and liabilities in foreign currencies arise from changes in the value of foreign currency, and from assets and liabilities denominated in foreign currencies, other than investments, which are held at period end.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation.  Dividend income is recorded on the ex-dividend date. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Paid in Kind (PIK) income is recorded at the fair market value of the securities received. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in interest. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, swaps, foreign currency transactions, market discount, redemptions in-kind, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$5,645,502
Gross unrealized depreciation	(14,655,798)
Net unrealized appreciation (depreciation)	$(9,010,296)
Tax cost	$102,974,501

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(16,974,117)
Long-term	(90,484,105)
Total capital loss carryforward	$(107,458,222)

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncement. In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts, forward foreign currency contracts and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns, to gain exposure to certain types of assets, to facilitate transactions in foreign-denominated securities and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to a fund.
Foreign Exchange Risk	Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as forward foreign currency contracts and bi-lateral swaps, a fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives a fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, a fund receives collateral in the form of cash or securities once net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the custodian bank in accordance with the collateral agreements entered into between a fund, the counterparty and the custodian bank. A fund could experience delays and costs in gaining access to the collateral even though it is held by the custodian bank. The maximum risk of loss to a fund from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to a fund. A fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. A summary of derivatives inclusive of potential netting arrangements is presented at the end of the Schedule of Investments.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)($)	Change in Net Unrealized Appreciation (Depreciation)($)
Fidelity International Credit Central Fund
Credit Risk
Swaps	(59,869)	(532)
Total Credit Risk	(59,869)	(532)
Foreign Exchange Risk
Forward Foreign Currency Contracts	(4,150,410)	(2,730,500)
Total Foreign Exchange Risk	(4,150,410)	(2,730,500)
Interest Rate Risk
Futures Contracts	(59,695)	143,160
Total Interest Rate Risk	(59,695)	143,160
Totals	(4,269,974)	(2,587,872)

If there are any open positions at period end, a summary of the value of derivatives by primary risk exposure is included at the end of the Schedule of Investments.

Forward Foreign Currency Contracts. Forward foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Forward foreign currency contracts were used to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Forward foreign currency contracts are valued daily and fluctuations in exchange rates on open contracts are recorded as unrealized appreciation or (depreciation) and reflected in total accumulated earnings (loss) in the Statement of Assets and Liabilities. When the contract is closed, a gain or loss is realized equal to the difference between the closing value and the value at the time it was opened. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on forward foreign currency contracts during the period is presented in the Statement of Operations.

Any open forward foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Forward Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end, and is representative of volume of activity during the period, unless an average contract value is presented in the table below.

Average Contracts Amount ($)
Fidelity International Credit Central Fund	68,393,970

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period.

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in total accumulated earnings (loss) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is presented in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps", and are representative of volume of activity during the period.

Credit Default Swaps. Credit default swaps enable a fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. A fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, a fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will a fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, a fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will a fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where a fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, the investment adviser monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity International Credit Central Fund	30,742,143	30,264,965

6. Fees and Other Transactions with Affiliates.
Management Fee and Expense Contract. Fidelity Management & Research Company LLC (the investment adviser) provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's expense contract, the investment adviser also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Directors, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.

Prior Fiscal Year Affiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below; along with realized gain or loss on investments delivered through in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss ($)	Total Proceeds ($)
Fidelity International Credit Central Fund	1,208,359	(6,300,690)	95,472,483
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of interest. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity International Credit Central Fund	2	-	-
8. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $325.
9. Other.
A fund's organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.
10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.9882754.108
ICF-SANN-0825

Item 8.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

See Item 7.

Item 9.

Proxy Disclosures for Open-End Management Investment Companies

See Item 7.

Item 10.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

See Item 7.

Item 11.

Statement Regarding Basis for Approval of Investment Advisory Contract

See Item 7.

Item 12.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14.

Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Central Investment Portfolios II LLC’s Board of Trustees.

Item 16.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Central Investment Portfolios II LLC’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 17.

Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Central Investment Portfolios II LLC

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer (Principal Executive Officer)

Date:	August 22, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer (Principal Executive Officer)

Date:	August 22, 2025

By:	/s/Stephanie Caron
Stephanie Caron
Chief Financial Officer (Principal Financial Officer)

Date:	August 22, 2025